Leases - Summary of right of use assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Leases
Net book value	¥ 38,884		¥ 52,074	¥ 59,706
Opening net book amount	52,074		59,706	43,182
Disposals	(1,215)		(719)
Additions	9,187		17,495	34,801
Depreciation	(22,125)		(23,821)	(18,277)
Exchange differences	963		(587)
Closing net book amount	38,884	$ 5,638	52,074	59,706
Cost
Leases
Net book value	97,940		101,469	92,767
Opening net book amount	101,469		92,767	57,966
Closing net book amount	97,940		101,469	92,767
Accumulated depreciation
Leases
Net book value	(59,056)		(49,395)	(33,061)
Opening net book amount	(49,395)		(33,061)	(14,784)
Closing net book amount	(59,056)		(49,395)	(33,061)
Properties [Member]
Leases
Net book value	38,884		52,074	59,692
Opening net book amount	52,074		59,692	43,150
Disposals	(1,215)		(719)
Additions	9,187		17,495	34,801
Depreciation	(22,125)		(23,807)	(18,259)
Exchange differences	963		(587)
Closing net book amount	38,884		52,074	59,692
Properties [Member] | Cost
Leases
Net book value	97,940		101,469	92,717
Opening net book amount	101,469		92,717	57,916
Closing net book amount	97,940		101,469	92,717
Properties [Member] | Accumulated depreciation
Leases
Net book value	(59,056)		(49,395)	(33,025)
Opening net book amount	(49,395)		(33,025)	(14,766)
Closing net book amount	¥ (59,056)		(49,395)	(33,025)
Office equipment and furniture
Leases
Net book value				14
Opening net book amount			14	32
Depreciation			(14)	(18)
Closing net book amount				14
Office equipment and furniture | Cost
Leases
Net book value				50
Opening net book amount			50	50
Closing net book amount				50
Office equipment and furniture | Accumulated depreciation
Leases
Net book value				(36)
Opening net book amount			¥ (36)	(18)
Closing net book amount				¥ (36)